Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013